Contract Liabilities - Disclosure of contract liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Contract liabilities [abstract]
Balance, beginning of fiscal year	$ 120,970	$ 47,271
Amounts invoiced and revenue deferred	108,573	120,970
Recognition of deferred revenue included in the balance at the beginning of period	(108,972)	(47,271)
Balance, end of fiscal year	$ 120,571	$ 120,970